Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 3,771	$ 3,800	$ 5,182
Interest expense		932	1,008	2,421
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		3,256	3,280	4,435
Interest expense		814	888	2,326
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		98	107	240
Other [member]
Analysis Of Income And Expense [line items]
Interest income		417	413	507
Interest expense		$ 118	$ 120	$ 95

[1]	Interest income included $3.4 billion for the quarter ended January 31, 2021 (October 31, 2020: $3.4 billion; January 31, 2020: $4.7 billion) calculated based on the effective interest rate method.